FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NOK (kr)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Jan. 21, 2020 NOK (kr)	Jul. 30, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	Sep. 13, 2018 NOK (kr)	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($)
Non-derivatives:
Equity securities	$ 5,104,000			$ 7,283,000		$ 11,530,000
Long-term debt	2,163,688,000			2,213,636,000
Derivatives:
Financial instruments at fair value, current portion	4,617,000			1,936,000
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608,000			26,716,000
Long term receivables, non-designated swap contracts	11,300,000			13,800,000
Long term payables, non-designated swap contracts	0			100,000
Not designated as hedging instrument
Derivatives:
Financial instruments at fair value, current portion	300,000			700,000
Interest rate/ currency/ commodity swap contracts – short-term payables	$ 500,000			0
4.875% senior unsecured convertible bonds due 2023
Non-derivatives:
Aggregate debt amount											$ 14,000,000	$ 150,000,000
Interest rate (in percentage)	4.875%	4.875%										4.875%
Long-term debt	$ 0			137,900,000
8.875% senior unsecured sustainability-linked bonds due 2027
Non-derivatives:
Aggregate debt amount			$ 150,000,000
Interest rate (in percentage)	8.875%	8.875%
Long-term debt	$ 150,000,000			0
NOK700 million senior unsecured bonds due 2023
Non-derivatives:
Aggregate debt amount | kr		kr 700,000,000			kr 700,000,000			kr 700,000,000		kr 600,000,000
Long-term debt	0	0		71,200,000	700,000,000
NOK700 million senior unsecured bonds due 2024
Non-derivatives:
Aggregate debt amount | kr		700,000,000							kr 700,000,000
Long-term debt	68,400,000	695,000,000		70,700,000	695,000,000
NOK600 million senior unsecured bonds due 2025
Non-derivatives:
Aggregate debt amount | kr		600,000,000					kr 600,000,000
Long-term debt	58,100,000	kr 590,000,000		60,000,000	kr 590,000,000
Fair Value, Recurring | Carrying value
Non-derivatives:
Equity securities	5,104,000			7,283,000
Derivatives:
Financial instruments at fair value, current portion	4,617,000			1,936,000
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608,000			26,716,000
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366,000			16,861,000
Interest rate/ currency swap/ commodity contracts – long-term payables	8,965,000			14,357,000
Fair Value, Recurring | Fair value
Non-derivatives:
Equity securities	5,104,000			7,283,000
Derivatives:
Financial instruments at fair value, current portion	4,617,000			1,936,000
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608,000			26,716,000
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366,000			16,861,000
Interest rate/ currency swap/ commodity contracts – long-term payables	8,965,000			14,357,000
Fair Value, Recurring | 4.875% senior unsecured convertible bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	0			137,900,000
Fair Value, Recurring | 4.875% senior unsecured convertible bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	0			137,211,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Non-derivatives:
Long-term debt	150,000			150,000,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Fair value
Non-derivatives:
Long-term debt	146,310,000			144,188,000
Fair Value, Recurring | 8.875% senior unsecured sustainability-linked bonds due 2027 | Carrying value
Non-derivatives:
Long-term debt	150,000			0
Fair Value, Recurring | 8.875% senior unsecured sustainability-linked bonds due 2027 | Fair value
Non-derivatives:
Long-term debt	152,820,000			0
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	0			71,243,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	0			71,421,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Carrying value
Non-derivatives:
Long-term debt	68,426,000			70,734,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Fair value
Non-derivatives:
Long-term debt	68,919,000			70,734,000
Fair Value, Recurring | NOK600 million senior unsecured bonds due 2025 | Carrying value
Non-derivatives:
Long-term debt	58,089,000			60,048,000
Fair Value, Recurring | NOK600 million senior unsecured bonds due 2025 | Fair value
Non-derivatives:
Long-term debt	$ 59,181,000			$ 60,348,000